Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of significant components of the Company's tax provision

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Current:
Federal	$34,854	$40,007	$74,076
State and local	7,076	5,672	11,589

Total current	41,930	45,679	85,665
Deferred	9,450	35,305	7,909

Total income tax provision	$51,380	$80,984	$93,574

Schedule of differences between the expected income tax provision and income taxes computed at the federal statutory rate

	For the Year Ended December 31,
	2010	2011	2012
Expected federal tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	3.7	3.9	4.0
Other permanent differences	0.8	0.9	0.6
Valuation allowance	(4.0)	(0.4)	(0.6)
Uncertain tax positions	(0.7)	(3.1)	(0.5)
IRS audit settlements	—	—	(0.5)
Non-controlling interest	(1.1)	(0.9)	(0.9)
Sale of entities	—	2.7	—
Other	0.1	—	(0.4)

Total	33.8%	38.1%	36.7%

Summary of deferred tax assets and liabilities

	December 31, 2011			December 31, 2012
	Total	Current	Non- Current	Total	Current	Non- Current
	(In thousands)
Deferred tax assets
Allowance for doubtful accounts	$2,183	$2,183	$—	$1,496	$1,496	$—
Compensation and benefit related accruals	42,302	35,831	6,471	45,784	38,254	7,530
Malpractice insurance	14,409	3,762	10,647	17,005	5,003	12,002
Restructuring reserve	1,988	1,988	—	679	679	—
Net operating loss carryforwards	26,941	853	26,088	24,543	777	23,766
Other	2,475	2,117	358	1,025	996	29
Stock options	1,927	—	1,927	4,089	—	4,089
Excess capital loss	270	—	270	—	—	—
Uncertain tax positions	3,096	—	3,096	2,661	—	2,661

Total deferred tax assets	95,591	46,734	48,857	97,282	47,205	50,077
Deferred tax liabilities
Deferred income	(31,660)	(24,698)	(6,962)	(33,188)	(26,253)	(6,935)
Other	(2,048)	(356)	(1,692)	(1,311)	(118)	(1,193)
Depreciation and amortization	(109,873)	—	(109,873)	(121,075)	—	(121,075)

Total deferred tax liabilities	(143,581)	(25,054)	(118,527)	(155,574)	(26,371)	(129,203)
Net deferred taxes before valuation allowance	(47,990)	21,680	(69,670)	(58,292)	20,834	(79,126)
Valuation allowance	(15,733)	(3,375)	(12,358)	(13,341)	(2,957)	(10,384)

Net deferred taxes	$(63,723)	$18,305	$(82,028)	$(71,633)	$17,877	$(89,510)

Schedule of state net operating loss carry forwards

The total state net operating losses are approximately $545.1 million. State net operating loss carry forwards expire and are subject to gross valuation allowances as follows (in thousands):

	State Net Operating Losses	Gross Valuation Allowance
2013	$40,220	$40,054
2014	7,780	6,247
2015	9,513	8,334
2016	8,525	8,302
Thereafter through 2032	479,046	339,030

Schedule of reconciliation of the Company's unrecognized tax benefits

The reconciliation of the Company's unrecognized tax benefits is as follows (in thousands):

Gross tax contingencies—January 1, 2010	$22,735
Acquired contingencies—Regency Management Company	915
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,972)
Additions for existing tax positions taken	1,632

Gross tax contingencies—December 31, 2010	22,310
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,706)
Reductions for tax positions taken in prior periods due to change in estimate	(7,012)
Additions for existing tax positions taken	3,064

Gross tax contingencies—December 31, 2011	15,656
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516)
Additions for existing tax positions taken	750

Gross tax contingencies—December 31, 2012	$13,890